Expense Example - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - Fidelity Advisor Growth and Income Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Growth and Income Fund - Class A
Expense Example:
1 year	$ 663
3 years	848
5 years	1,050
10 years	1,630
Fidelity Advisor Growth and Income Fund - Class C
Expense Example:
1 year	270
3 years	526
5 years	907
10 years	1,774
Fidelity Advisor Growth and Income Fund - Class M
Expense Example:
1 year	463
3 years	703
5 years	961
10 years	1,699
Fidelity Advisor Growth and Income Fund - Class I
Expense Example:
1 year	67
3 years	211
5 years	368
10 years	822
Fidelity Advisor Growth and Income Fund - Class Z
Expense Example:
1 year	54
3 years	170
5 years	296
10 years	$ 665